Item 1  Schedule of Investments


 T. Rowe Price Retirement 2010 Fund
 Unaudited                                  Percent of        August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+             Net Assets    Shares         Value
 (Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund         24.7%         9,274,556   305,133

 T. Rowe Price New Income Fund               18.0          24,393,551  222,957

 T. Rowe Price Growth Stock Fund             9.1           4,147,603   112,400

 T. Rowe Price Value Fund                    8.9           4,668,648   110,133

 T. Rowe Price High Yield Fund               7.1           12,364,250  87,415

 T. Rowe Price Summit Cash Reserves Fund     6.7           83,144,488  83,145

 T. Rowe Price Small-Cap Stock Fund *        6.3           2,376,315   78,490

 T. Rowe Price International Stock Fund      5.3           4,762,847   65,108

 T. Rowe Price International Growth & Income
 Fund                                        5.2           4,793,718   64,907

 T. Rowe Price Mid-Cap Growth Fund *         3.9           885,953     47,629

 T. Rowe Price Mid-Cap Value Fund            3.7           1,912,200   45,491

 T. Rowe Price Short-Term Bond Fund          1.1           2,805,298   13,241

 Total Investments
 100.0% of Net Assets (Cost $1,156,159)                 $           1,236,049

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                      Purchase   Sales  Investment          Value
 Affiliate            Cost       Cost    Income ++   8/31/05    5/31/05
 T. Rowe Price Equity
 Index 500 Fund      $43,370    $115      $977      $305,133    $255,330
 T. Rowe Price New
 Income Fund          45,562     79        1,980     222,957     177,213
 T. Rowe Price
 Growth Stock Fund    14,674     2,807         -     112,400     97,327
 T. Rowe Price
 Value Fund           14,674     37            -     110,133     92,056
 T. Rowe Price High
 Yield Fund           14,054     6,402     1,574     87,415      77,795
 T. Rowe Price
 Summit Cash
 Reserves Fund        11,975     32        561       83,145      71,202
 T. Rowe Price
 Small-Cap Stock
 Fund                 9,783      2,752          -    78,490      66,499
 T. Rowe Price
 International
 Stock Fund           8,152      22             -    65,108      52,049
 T. Rowe Price
 International
 Growth & Income
 Fund                 8,152      2,409          -    64,907      54,087
 T. Rowe Price Mid-
 Cap Growth Fund      5,707      14             -    47,629      38,662
 T. Rowe Price Mid-
 Cap Value Fund       5,707      15             -    45,491      37,865
 T. Rowe Price
 Short-Term Bond
 Fund                 1,735      5          105      13,241      11,533
 Totals                                    $5,197   $1,236,049  $1,031,618




 ++ Includes dividend income of $977 and interest income of $4,220.

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2010 Fund
Unaudited
August 31, 2005

Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these aluation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $1,156,159,000. Net unrealized gain aggregated $79,890,000 at period-end, of which $80,049,000 related to appreciated investments and $159,000 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.

For the period ended August 31, 2005, realized gain on affiliated companies was $1,580,000.



 T. Rowe Price Retirement 2020 Fund
 Unaudited                                Percent of       August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+            Net Assets   Shares        Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                    17.6%   11,289,266    266,314

 T. Rowe Price Growth Stock Fund             17.5    9,748,907     264,195

 T. Rowe Price Equity Index 500 Fund         16.5    7,590,092     249,714

 T. Rowe Price New Income Fund               12.5    20,632,742    188,583

 T. Rowe Price Small-Cap Stock Fund *        7.3     3,357,757     110,907

 T. Rowe Price High Yield Fund               7.1     15,237,137    107,727

 T. Rowe Price International Growth & Income
 Fund                                        6.3     7,037,895     95,293

 T. Rowe Price International Stock Fund      6.3     6,964,778     95,209

 T. Rowe Price Mid-Cap Growth Fund *         4.3     1,198,465     64,429

  T. Rowe Price Mid-Cap Value Fund           3.7     2,348,302     55,866

 T. Rowe Price Summit Cash Reserves Fund     0.7     10,446,271    10,446

 T. Rowe Price Short-Term Bond Fund          0.2     626,827       2,959

 Total Investments in Securities
 100.0% of Net Assets (Cost $1,391,864)                           $1,511,642


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                      Purchase     Sales    Investment         Value
 Affiliate              Cost       Cost       Income ++  8/31/05     5/31/05
 T. Rowe Price
 Value Fund           $34,557     $5,200    $     -     $266,314     $229,111
 T. Rowe Price
 Growth Stock Fund     34,341      3,395          -      264,195      225,656
 T. Rowe Price Equity
 Index 500 Fund        35,149          -        808      249,714      209,266
 T. Rowe Price New
 Income Fund           59,588          -        1,502    188,583      128,493
 T. Rowe Price Small-
 Cap Stock Fund        13,736      3,352          -      110,907      93,509
 T. Rowe Price High
 Yield Fund            17,639      15,808       2,045    107,727      103,335
 T. Rowe Price
 International
 Growth
 & Income Fund         11,774      2,936          -      95,293       78,921
 T. Rowe Price
 International
 Stock Fund            11,774         -           -      95,209       76,241
 T. Rowe Price Mid-
 Cap Growth Fund       7,849          -           -      64,429       52,167
 T. Rowe Price Mid-
 Cap Value Fund        6,868       2,691          -      55,866       49,424
 T. Rowe Price
 Summit Cash
 Reserves Fund         3,009          -         65       10,446       7,438
 T. Rowe Price
 Short-Term Bond
 Fund                  25             -         25       2,959        2,940
 Totals                                        $4,445   $1,511,642   $1,256,501

 ++ Includes dividend income of $808 and interest income of $3,637.

 The accompanying notes are an integral part o f this Portfolio of Investments.

T. Rowe Price Retirement 2020 Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $1,391,864,000. Net unrealized gain aggregated $119,778,000 at period-end, of which $119,810,000 related to appreciated investments and $32,000 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.
For the period ended August 31, 2005, realized gain on affiliated companies was $2,877,000.





 T. Rowe Price Retirement 2030 Fund
 Unaudited                                  Percent of      August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+              Net Assets    Shares      Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                      24.0%     9,096,453    214,585

 T. Rowe Price Growth Stock Fund               23.4      7,740,663    209,772

 T. Rowe Price Equity Index 500 Fund           11.6      3,145,406    103,484

 T. Rowe Price Small-Cap Stock Fund *          9.2       2,499,110    82,546

 T. Rowe Price International Growth & Income
 Fund                                          8.1       5,352,033    72,466

 T. Rowe Price International Stock Fund        7.8       5,079,303    69,434

 T. Rowe Price Mid-Cap Growth Fund *           4.8       798,355      42,920

 T. Rowe Price Mid-Cap Value Fund              4.6       1,725,127    41,041

 T. Rowe Price New Income Fund                 3.5       3,386,648    30,954

 T. Rowe Price High Yield Fund                 3.0       3,833,115    27,100

 Total Investments in Securities
 100.0% of Net Assets (Cost $811,980)                                $894,302


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                       Purchase    Sales   Investment           Value
 Affiliate               Cost      Cost     Income ++     8/31/05    5/31/05
 T. Rowe Price Value
 Fund                   $30,782   $   -    $    -         $214,585   $177,173
 T. Rowe Price
 Growth Stock Fund       30,154       -         -          209,772    173,543
 T. Rowe Price Equity
 Index 500 Fund          15,409       -         332        103,484    85,881
 T. Rowe Price Small-
 Cap Stock Fund          11,308       -         -          82,546     65,988
 T. Rowe Price
 International
 Growth & Income
 Fund                    9,423        -         -          72,466     57,026
 T. Rowe Price
 International Stock
 Fund                    9,423        -         -          69,434     54,785
 T. Rowe Price Mid-
 Cap Growth Fund         5,654        -         -          42,920     34,338
 T. Rowe Price Mid-
 Cap Value Fund          5,654        -         -          41,041     33,665
 T. Rowe Price New
 Income Fund             17,975       -         182        30,954     12,798
 T. Rowe Price High
 Yield Fund              6,028        14,688    654        27,100     35,217
 Totals                                        $1,168     $894,302   $730,414

 ++ Includes dividend income of $332 and interest income of $836.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2030 Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $811,980,000. Net unrealized gain aggregated $82,322,000 at period-end, of which $82,322,000 related to appreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.

For the period ended August 31, 2005, realized gain on affiliated companies was $312,000.





 T. Rowe Price Retirement 2040 Fund
 Unaudited                                   Percent of     August 31, 2005
                                               Net
 PORTFOLIO OF INVESTMENTS (1)+                Assets     Shares       Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                      24.0%    3,943,370    93,024

 T. Rowe Price Growth Stock Fund               23.5     3,364,155    91,169

 T. Rowe Price Equity Index 500 Fund           11.7     1,372,442    45,153

 T. Rowe Price Small-Cap Stock Fund *          9.2      1,083,023    35,772

 T. Rowe Price International Growth & Income
 Fund                                          8.0      2,303,107    31,184

 T. Rowe Price International Stock Fund        7.8      2,197,312    30,037

 T. Rowe Price Mid-Cap Growth Fund *           4.8      345,643      18,582

 T. Rowe Price Mid-Cap Value Fund              4.6      746,011      17,748

 T. Rowe Price New Income Fund                 3.4      1,457,066    13,318

 T. Rowe Price High Yield Fund                 3.0      1,668,307    11,795

 Total Investments in Securities
 100.0% of Net Assets (Cost $354,677)                               $387,782


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                          Purchase   Sales  Investment           Value
 Affiliate                Cost       Cost    Income ++     8/31/05    5/31/05
 T. Rowe Price Value Fund $12,264   $  -     $ -          $93,024   $77,869
 T. Rowe Price Growth
 Stock Fund                12,014      -       -          91,169    76,495
 T. Rowe Price Equity
 Index 500 Fund            6,155       -       148        45,153    38,039
 T. Rowe Price Small-Cap
 Stock Fund                4,505       -       -          35,772     28,971
 T. Rowe Price
 International Growth &
 Income Fund               3,754       -       -          31,184     24,829
 T. Rowe Price
 International Stock Fund  3,754       -       -          30,037     24,014
 T. Rowe Price Mid-Cap
 Growth Fund               2,253       -       -          18,582     15,053
 T. Rowe Price Mid-Cap
 Value Fund                2,253       -       -          17,748     14,743
 T. Rowe Price New
 Income Fund               7,676       -       78         13,318     5,564
 T. Rowe Price High
 Yield Fund                2,443       6,404   286        11,795     15,478
 Totals                                       $512       $387,782   $321,055

 ++ Includes dividend income of $148 and interest income of $364.

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2040 Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $354,677,000. Net unrealized gain aggregated $33,105,000 at period-end, of which $33,105,000 related to appreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.

For the period ended August 31, 2005, realized gain on affiliated companies was $710,000.





 T. Rowe Price Retirement Income Fund
 Unaudited                                  Percent of       August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+               Net Assets    Shares      Value
 (Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund        29.3%         3,768,897    123,997

 T. Rowe Price Summit Cash Reserves Fund    23.8          100,621,959  100,622

 T. Rowe Price New Income Fund              20.3          9,362,445    85,573

 T. Rowe Price High Yield Fund              6.6           3,936,730    27,833

 T. Rowe Price Small-Cap Stock Fund*        4.4           558,353      18,442

 T. Rowe Price Short-Term Bond Fund         4.2           3,780,576    17,844

 T. Rowe Price International Growth & Income
 Fund                                       3.5           1,101,033    14,908

 T. Rowe Price International Stock Fund     3.4           1,036,259    14,166

 T. Rowe Price Mid-Cap Growth Fund*         2.3           183,619      9,871

 T. Rowe Price Mid-Cap Value Fund           2.2           394,382      9,382

 Total Investments in Securities
 99.9% of Net Assets (Cost $403,002)                                  $422,638


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                               Purchase  Sales   Investment         Value
 Affiliate                       Cost     Cost    Income ++  8/31/05    5/31/05
 T. Rowe Price Equity
 Index 500 Fund                 $13,027   $218    $413     $123,997    $108,518
 T. Rowe Price Summit
 Cash Reserves Fund              11,589    195     686      100,622     89,228
 T. Rowe Price New
 Income Fund                     13,077    146     785      85,573      72,559
 T. Rowe Price High Yield
 Fund                            3,573     4,081   534      27,833      27,658
 T. Rowe Price Short-
 Term Bond Fund                  2,066     35      142      17,844      15,843
 T. Rowe Price Small-Cap
 Stock Fund                      1,710     29      -        18,442      15,559
 T. Rowe Price
 International Growth &
 Income Fund                     1,283     20      -        14,908      12,388
 T. Rowe Price
 International Stock
 Fund                            1,283     22      -        14,166      11,825
 T. Rowe Price Mid-Cap
 Growth Fund                     855       14      -        9,871       8,343
 T. Rowe Price Mid-Cap
 Value Fund                      855       15      -        9,382       8,135
 Totals                                          $2,560    $422,638    $370,056


 ++ Includes dividend income of $413 and interest income of $2,147.

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement Income Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $403,002,000. Net unrealized gain aggregated $19,636,000 at period-end, of which $19,862,000 related to appreciated investments and $226,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2005, realized loss on affiliated companies was $11,000.



 T. Rowe Price Retirement 2005 Fund
 Unaudited                                  Percent of       August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+              Net Assets    Shares       Value
 (Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund          29.8%      2,836,239    93,312

 T. Rowe Price New Income Fund                24.6       8,433,402    77,081

 T. Rowe Price Summit Cash Reserves Fund      7.7        24,092,420   24,093

 T. Rowe Price High Yield Fund                7.1        3,151,561    22,282

 T. Rowe Price Small-Cap Stock Fund *         5.3        499,188      16,488

 T. Rowe Price Growth Stock Fund              4.7        539,052      14,608

 T. Rowe Price Value Fund                     4.5        596,658      14,075

 T. Rowe Price International Stock Fund       4.3        988,534      13,513

 T. Rowe Price International Growth & Income
 Fund                                         4.3        986,178      13,353

 T. Rowe Price Mid-Cap Growth Fund            3.2        188,609      10,140

 T. Rowe Price Mid-Cap Value Fund             3.1        409,338      9,738

 T. Rowe Price Short-Term Bond Fund           1.4        910,147      4,296

 Total Investments in Securities
 100.0% of Net Assets (Cost $297,113)                                $312,979


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.


                       Purchase   Sales Investment            Value
 Affiliate               Cost      Cost  Income ++    8/31/05       5/31/05
 T. Rowe Price Equity
 Index 500 Fund         $16,650   $397   $290        $93,312       $75,192
 T. Rowe Price New
 Income Fund             19,399    329    663        77,081         57,887
 T. Rowe Price
 Summit Cash
 Reserves Fund           4,545     117    158        24,093         19,664
 T. Rowe Price High
 Yield Fund              4,289     2,071  399        22,282         19,617
 T. Rowe Price Small-
 Cap Stock Fund          2,581     1,157  -          16,488         14,083
 T. Rowe Price
 Growth Stock Fund       2,363     2,125  -          14,608         14,075
 T. Rowe Price Value
 Fund                    2,322     56     -          14,075         11,394
 T. Rowe Price
 International Stock
 Fund                    2,105     1,103  -          13,513         11,567
 T. Rowe Price
 International
 Growth & Income
 Fund                    2,064     399    -          13,353         10,659
 T. Rowe Price Mid-
 Cap Growth Fund         1,548     37     -          10,140         7,958
 T. Rowe Price Mid-
 Cap Value Fund          1,548     39     -          9,738          7,837
 T. Rowe Price Short-
 Term Bond Fund          807       21     33         4,296          3,516
 Totals                                  $1,543     $312,979       $253,449

 ++ Includes dividend income of $290 and interest income of $1,253.

 The accompanying notes are an integral part o f this Portfolio of Investments.

T. Rowe Price Retirement 2005 Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $297,113,000. Net unrealized gain aggregated $15,866,000 at period-end, of which $15,896,000 related to appreciated investments and $30,000 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.

For the period ended August 31, 2005, realized gain on affiliated companies was $675,000.




 T. Rowe Price Retirement 2015 Fund
 Unaudited                                   Percent of       August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+               Net Assets    Shares       Value
 (Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund           20.8%      4,194,043    137,984

 T. Rowe Price New Income Fund                 16.2       11,740,637   107,309

 T. Rowe Price Value Fund                      13.3       3,725,648    87,888

 T. Rowe Price Growth Stock Fund               13.1       3,210,473    87,004

 T. Rowe Price Small-Cap Stock Fund *          7.2        1,446,263    47,770

 T. Rowe Price High Yield Fund                 7.1        6,655,701    47,056

 T. Rowe Price International Growth & Income
 Fund                                          5.9        2,876,968    38,954

 T. Rowe Price International Stock Fund        5.7        2,772,943    37,906

 T. Rowe Price Mid-Cap Growth Fund *           3.7        456,907      24,563

 T. Rowe Price Mid-Cap Value Fund              3.6        993,692      23,640

 T. Rowe Price Summit Cash Reserves Fund       2.9        19,345,143   19,345

 T. Rowe Price Short-Term Bond Fund            0.5        669,603      3,161

 Total Investments in Securities
 100.0% of Net Assets (Cost $627,854)                                 $662,580

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                       Purchase   Sales    Investment          Value
 Affiliate               Cost      Cost     Income ++   8/31/05       5/31/05
 T. Rowe Price Equity
 Index 500 Fund         $25,731    $-      $427         $137,984     $109,492
 T. Rowe Price New
 Income Fund             29,417     -       899          107,309      77,679
 T. Rowe Price Value
 Fund                    14,952     2,827   -            87,888       73,390
 T. Rowe Price
 Growth Stock Fund       14,952     2,921   -            87,004       72,712
 T. Rowe Price Small-
 Cap Stock Fund          8,051      -       -            47,770       36,783
 T. Rowe Price High
 Yield Fund              9,572     4,342    837          47,056       40,877
 T. Rowe Price
 International
 Growth & Income
 Fund                    6,326     -        -            38,954       29,468
 T. Rowe Price
 International Stock
 Fund                    6,326     -        -            37,906       28,787
 T. Rowe Price Mid-
 Cap Growth Fund         4,026     -        -            24,563       18,914
 T. Rowe Price Mid-
 Cap
 Value Fund              4,026     -        -            23,640       18,664
 T. Rowe Price
 Summit Cash
 Reserves Fund           4,150     -        125          19,345       15,195
 T. Rowe Price Short-
 Term Bond Fund          599       -        24           3,161        2,566
 Totals                                    $2,312       $662,580     $524,527

 ++ Includes dividend income of $427 and interest income of $1,885.

 The accompanying notes are an integral part o f this Portfolio of Investments.

T. Rowe Price Retirement 2015 Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES


Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $627,854,000. Net unrealized gain aggregated $34,726,000 at period-end, of which $34,748,000 related to appreciated investments and $22,000 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.

For the period ended August 31, 2005, realized gain on affiliated companies was $ 710,000.




 T. Rowe Price Retirement 2025 Fund
 Unaudited                                   Percent of       August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+               Net Assets      Shares     Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                       21.0%      4,719,587   111,335

 T. Rowe Price Growth Stock Fund                20.3       3,975,286   107,730

 T. Rowe Price Equity Index 500 Fund            14.5       2,334,620   76,809

 T. Rowe Price New Income Fund                  8.5        4,951,042   45,253

 T. Rowe Price Small-Cap Stock Fund *           8.2        1,313,150   43,374

 T. Rowe Price International Stock Fund         6.7        2,585,383   35,342

 T. Rowe Price International Growth & Income
 Fund                                           6.6        2,595,485   35,143

 T. Rowe Price High Yield Fund                  6.1        4,558,599   32,229

 T. Rowe Price Mid-Cap Growth Fund *            4.1        405,827     21,817

 T. Rowe Price Mid-Cap Value Fund               4.0        903,616     21,497

 Total Investments in Securities
 100.0% of Net Assets (Cost $498,385)                                 $530,529


 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                       Purchase   Sales  Investment            Value
 Affiliate               Cost      Cost   Income ++     8/31/05       5/31/05
 T. Rowe Price Value
 Fund                   $19,998   $443     $-           $111,335      $88,532
 T. Rowe Price
 Growth Stock Fund       19,615    2,883    -            107,730       88,200
 T. Rowe Price Equity
 Index 500 Fund          14,521    -        237          76,809        60,757
 T. Rowe Price New
 Income Fund             21,387    -        321          45,253        23,723
 T. Rowe Price Small-
 Cap Stock Fund          7,618     -        -            43,374        33,113
 T. Rowe Price
 International Stock
 Fund                    6,190     1,918    -            35,342        28,613
 T. Rowe Price
 International
 Growth & Income
 Fund                    6,190     2,795    -            35,143        29,342
 T. Rowe Price High
 Yield Fund              7,104     4,061    584          32,229        28,544
 T. Rowe Price Mid-
 Cap Growth Fund         3,809     434      -            21,817        17,046
 T. Rowe Price Mid-
 Cap Value Fund          3,809     -        -            21,497        16,831
 Totals                                    $1,142       $530,529      $414,701

 ++ Includes dividend income of $237and interest income of $905.

 The accompanying notes are an integral part o f this Portfolio of Investments.

T. Rowe Price Retirement 2025 Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $498,385,000. Net unrealized gain aggregated $32,144,000 at period-end, of which $32,144,000 related to appreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.

For the period ended August 31, 2005, realized gain on affiliated companies was $1,601,000.





 T. Rowe Price Retirement 2035 Fund
 Unaudited                                 Percent of         August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+             Net Assets     Shares        Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                  24.0%         2,128,599     50,214

 T. Rowe Price Growth Stock Fund           23.6          1,826,661     49,502

 T. Rowe Price Equity Index 500 Fund       11.9          757,933       24,936

 T. Rowe Price Small-Cap Stock Fund *      9.2           580,308       19,167

 T. Rowe Price International Growth & Income
 Fund                                      7.9           1,220,069     16,520

 T. Rowe Price International Stock Fund    7.7           1,179,683     16,126

 T. Rowe Price Mid-Cap Growth Fund *       4.7           183,265       9,852

 T. Rowe Price Mid-Cap Value Fund          4.5           398,809       9,488

 T. Rowe Price New Income Fund             3.5           789,831       7,219

 T. Rowe Price High Yield Fund             3.0           902,079       6,378

 Total Investments in Securities
 100.0% of Net Assets (Cost $196,559)                                 $209,402

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

 +Affiliated Companies
 ($ 000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                      Purchase   Sales   Investment             Value
 Affiliate              Cost     Cost     Income ++      8/31/05     5/31/05
 T. Rowe Price Value
 Fund                   $9,918    $22     $-             $50,214     $38,872
 T. Rowe Price
 Growth Stock Fund       9,716     22      -              49,502      38,495
 T. Rowe Price Equity
 Index 500 Fund          4,935     11      77             24,936      19,527
 T. Rowe Price Small-
 Cap Stock Fund          3,643     8       -              19,167      14,381
 T. Rowe Price
 International
 Growth & Income
 Fund                    3,036     6       -              16,520      12,167
 T. Rowe Price
 International Stock
 Fund                    3,036     7       -              16,126      11,921
 T. Rowe Price Mid-
 Cap Growth Fund         1,822     4       -              9,852       7,395
 T. Rowe Price Mid-
 Cap Value Fund          1,822     4       -              9,488       7,300
 T. Rowe Price New
 Income Fund             4,483     3       41             7,219       2,694
 T. Rowe Price High
 Yield Fund              1,838     3,510   149            6,378       7,850
 Totals                                   $267           $209,402    $160,602

 ++ Includes dividend income of $77 and interest income of $190.

 The accompanying notes are an integral part o f this Portfolio of Investments.

T. Rowe Price Retirement 2035 Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $196,559,000. Net unrealized gain aggregated $12,843,000 at period-end, of which $12,843,000 related to appreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.
For the period ended August 31, 2005, realized gain on affiliated companies was $ 2,000.





 T. Rowe Price Retirement 2045 Fund
 Unaudited                                   Percent of      August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)+               Net Assets    Shares      Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                      24.4%       68,091      1,606

 T. Rowe Price Growth Stock Fund               23.7        57,637      1,562

 T. Rowe Price Equity Index 500 Fund           11.9        23,807      783

 T. Rowe Price Small-Cap Stock Fund *          9.0         18,024      596

 T. Rowe Price International Stock Fund        7.7         37,319      510

 T. Rowe Price International Growth & Income
 Fund                                          7.7         37,657      510

 T. Rowe Price Mid-Cap Growth Fund *           4.6         5,582       300

 T. Rowe Price Mid-Cap Value Fund              4.5         12,368      294

 T. Rowe Price New Income Fund                 3.5         25,341      232

 T. Rowe Price High Yield Fund                 3.0         28,125      199

 Total Investments in Securities
 100.0% of Net Assets (Cost $6,530)                                   $6,592


 (1) Denominated in U.S. dollars unless otherwise noted
 *   Non-income producing

 +Affiliated Companies
 ($ 000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                           Purchase  Sales   Investment        Value
 Affiliate                  Cost      Cost    Income ++       8/31/05
 T. Rowe Price Value
 Fund                      $1,608    $70       $-             $1,606
 T. Rowe Price
 Growth Stock Fund          1,575     68        -              1,562
 T. Rowe Price Equity
 Index 500 Fund             788       34        1              783
 T. Rowe Price Small-
 Cap Stock Fund             591       26        -              596
 T. Rowe Price
 International Stock
 Fund                       492       21        -              510
 T. Rowe Price
 International
 Growth & Income
 Fund                       492       21        -              510
 T. Rowe Price Mid-
 Cap Growth Fund            295       13        -              300
 T. Rowe Price Mid-
 Cap Value Fund             295       13        -              294
 T. Rowe Price New
 Income Fund                233       7         1              232
 T. Rowe Price High
 Yield Fund                 266       81        2              199
 Totals                                        $4             $6,592

 ++ Includes dividend income of $1 and interest income of $3.

 The accompanying notes are an integral part o f this Portfolio of Investments.

T. Rowe Price Retirement 2045 Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2045 Fund (the fund) is a non-diversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $6,530,000. Net unrealized gain aggregated $62,000 at period-end, of which $67,000 related to appreciated investments and $5,000 related to depreciated investments.


NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2005, the fund held less than 25% of the outstanding shares of any underlying Price fund.

For the period ended August 31, 2005, realized loss on affiliated companies was $4,000.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005